Subsequent Events (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Distributions to Stockholders and OP Unit Holders
Distributions paid to stockholders and OP unit holders of record subsequent to June 30, 2019, were as follows (in thousands, except distribution rate):

Month	Date of Record	Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
June	6/15/2019	$0.05583344	7/1/2019	$18,101	$5,571	$12,530
July	7/15/2019	$0.05583344	8/1/2019	18,118	5,412	12,706

Schedule of Other Subsequent Events
Subsequent to June 30, 2019, we sold the following real estate property, which was classified as held for sale as of June 30, 2019 (dollars in thousands):

Property Name	Location	Anchor Tenant	Square Footage	Disposition Date	Sale Price
Winery Square	Fairfield, CA	Food Maxx	118,370	7/19/2019	$14,250